Profit Sharing Plan	12 Months Ended
Jan. 01, 2022
Retirement Benefits [Abstract]
Profit Sharing Plan
11. Profit Sharing Plan
The Company has one 401(k) plan for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, covering substantially all U.S. employees for Janus International Group, LLC, BETCO, NOKE, ASTA and DBCI. Eligible employees may contribute up to the limits established by applicable income tax regulations. The Company made employer matching contributions of approximately
$1,092
,
$901
, and $867 for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, respectively.
The Company may also make discretionary matching contributions to the plans. The Company did not make a discretionary contribution for the years ended January 1, 2022, December 26, 2020 and December 28, 2019.